Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,435	$ 10,551	$ 10,289	$ 11,548	$ 11,259	$ 11,072	$ 10,329	$ 10,465	$ 10,474	$ 10,049	$ 9,775
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,543	10,649	10,359	11,610	11,313	11,108	10,347	10,467	10,475	10,049	9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,169	10,354	10,138	11,421	11,190	11,048	10,341	10,529	10,587	10,222	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,965	10,998	10,682	11,949	11,626	11,398	10,603	10,711	10,717	10,281	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,929	10,987	10,678	11,962	11,635	11,413	10,623	10,736	10,734	10,290	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316	10,000
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,700	11,454	11,108	12,616	12,199	11,877	10,970	10,971	10,881	10,329	10,000
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,700	11,454	11,108	12,616	12,199	11,877	10,970	10,971	10,881	10,329	10,000
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,700	11,454	11,108	12,616	12,199	11,877	10,970	10,971	10,881	10,329	10,000
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,700	11,454	11,108	12,616	12,199	11,877	10,970	10,971	10,881	10,329	10,000
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,700	$ 11,454	$ 11,108	$ 12,616	$ 12,199	$ 11,877	$ 10,970	$ 10,971	$ 10,881	$ 10,329	$ 10,000